Fair Value Measurements - Significant Unobservable Inputs Used in Recurring and Non-Recurring Fair Value Measurements (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-recurring:
Other real estate owned	$ 289		$ 21			$ 23
SBA servicing asset	3,521	$ 3,512	3,411	$ 3,515	$ 3,288	3,132	$ 2,600
Level 3
Non-recurring:
SBA servicing asset	3,521		3,411			3,132
Level 3 | Fair Value Measurements on Non-Recurring Basis
Non-recurring:
Impaired loans	2,820		2,553			2,801
Other real estate owned	289		21			23
SBA servicing asset						$ 3,132
Level 3 | Fair Value Measurements on Non-Recurring Basis | Discounted Cash Flows
Non-recurring:
SBA servicing asset	$ 3,521		$ 3,411
Level 3 | Fair Value Measurements on Non-Recurring Basis | Minimum | Collateral Discounts
Non-recurring:
Range/Weighted Average	0.00%		0.00%			0.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Maximum | Collateral Discounts
Non-recurring:
Range/Weighted Average	100.00%		100.00%			10.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Collateral Discounts
Non-recurring:
Range/Weighted Average	33.00%		11.60%			6.90%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Collateral Discounts and Estimated Cost to Sell
Non-recurring:
Range/Weighted Average	10.00%		10.00%			10.00%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Conditional Prepayment Rate
Non-recurring:
Range/Weighted Average	6.80%		6.70%			6.20%
Level 3 | Fair Value Measurements on Non-Recurring Basis | Weighted Average | Discount Rate
Non-recurring:
Range/Weighted Average	13.90%		14.10%			11.80%